Accounting policies - Accounting restatement (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2017
Disclosure of changes in accounting estimates [line items]
Accumulated loss	£ 100,627		£ 68,633	£ 28,244
Intangible assets other than goodwill	2,757		2,618
IP R&D
Disclosure of changes in accounting estimates [line items]
Intangible assets other than goodwill	£ 1,953		£ 1,953	1,953
Previously stated [member]
Disclosure of changes in accounting estimates [line items]
Accumulated loss				28,728
Previously stated [member] | IP R&D
Disclosure of changes in accounting estimates [line items]
Intangible assets other than goodwill				1,469
Increase (decrease) due to changes in accounting policy [member]
Disclosure of changes in accounting estimates [line items]
Accumulated loss		£ 20		(484)
Increase (decrease) due to changes in accounting policy [member] | IP R&D
Disclosure of changes in accounting estimates [line items]
Intangible assets other than goodwill				£ 484